LEASING - Leasing payable (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Leasing payable
Leasing payable	R$ 1,277,602	R$ 1,030,643
Current	373,151	275,934
Non-current	904,451	754,709
Financial expense for the year	R$ 127,787	R$ 88,370
Minimum
Leasing payable
Discount rate	3.50%	3.50%
Maximum
Leasing payable
Discount rate	12.30%	13.40%
2023
Leasing payable
Leasing payable		R$ 275,934
2024
Leasing payable
Leasing payable	R$ 373,151	195,137
2025
Leasing payable
Leasing payable	336,033	162,315
2026
Leasing payable
Leasing payable	207,496	114,801
2027
Leasing payable
Leasing payable	138,995	R$ 282,456
2028 on
Leasing payable
Leasing payable	R$ 221,927